Accounting policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting policies [line items]
Fair value of trust assets	$ 197	$ 161
Depreciation method, property, plant and equipment	All depreciation is charged on a straight-line basis.
Liabilities	$ 4,026	3,686
Goodwill and other intangible assets	1,467	1,292	$ 1,226
Net book value, property, plant and equipment	425	419	428
Net book value, other intangible assets	1,037	867
Net book value, investments in associates and joint ventures	$ 141	111	136
Description of sensitivity analysis in respect of those other assets requiring an impairment test	In respect of those other assets requiring an impairment test and depending on how recoverable amount was assessed, a 10% reduction in fair value or estimated future cash flows would have resulted in a further impairment charge of $13m.
IFRS 15 revenue from contracts with customers [member]
Accounting policies [line items]
Increase (decrease) in revenue due to application of IFRS 15	$ 1,200
Loyalty programme liability [member]
Accounting policies [line items]
Redemption liability description	10
System fund surplus [member]
Accounting policies [line items]
Liabilities	158
System fund [member]
Accounting policies [line items]
Liabilities	918	912	835
System fund [member] | Loyalty programme liability [member]
Accounting policies [line items]
Liabilities	760	685	649
System fund [member] | System fund surplus [member]
Accounting policies [line items]
Liabilities	158	227	186
Associates [member]
Accounting policies [line items]
Net book value, investments in associates and joint ventures	114	85	109
Fixtures, fittings and equipment [member]
Accounting policies [line items]
Net book value, property, plant and equipment	123	119	125
Goodwill [member]
Accounting policies [line items]
Goodwill and other intangible assets	237	232
Brands [member]
Accounting policies [line items]
Goodwill and other intangible assets	193	193
Other Assets Requiring an Impairment Test [member]
Accounting policies [line items]
Sensitivity analysis	13
Exceptional items [member]
Accounting policies [line items]
Gain on disposal of available-for-sale equity investment	73
Exceptional items [member] | Associates [member]
Accounting policies [line items]
Impairment charges	$ 18	$ 16	$ 9
Management contracts [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	Straight-line
Other intangibles [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	Straight-line
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	Straight-line
Maximum [member] | IFRS 16 Leases [member]
Accounting policies [line items]
Increase in lease liabilities	$ 400
Maximum [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives	50 years
Maximum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	25 years
Maximum [member] | Management contracts [member]
Accounting policies [line items]
Estimated useful lives	50 years
Maximum [member] | Other intangibles [member]
Accounting policies [line items]
Estimated useful lives	50 years
Maximum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	Five years
Minimum [member] | IFRS 16 Leases [member]
Accounting policies [line items]
Increase in lease liabilities	$ 350
Minimum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	3 years
Minimum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	Three years